Investments - Summary of Changes in Investments in Subsidiaries Jointly Controlled Entities and Affiliates (Parenthetical) (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Sold equity interest	R$ 34
Price per share unit	R$ 21.10
Dilution of shareholding interest			R$ 50
The impairment of intangible concession assets			R$ 763
Madeira Energia [member]
Disclosure of detailed information about investment property [line items]
Discount rate of WACC		9.59%
Madeira Energia SA [member] | Cemig GT [member]
Disclosure of detailed information about investment property [line items]
Capital increases in Mesa and FIP Melbourne		R$ 25
Fip Melbourne [member] | Cemig GT [member]
Disclosure of detailed information about investment property [line items]
Capital increases in Mesa and FIP Melbourne		R$ 27
Top of range [member]
Disclosure of detailed information about investment property [line items]
Percentage of share capital	31.54%
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Percentage of share capital	21.68%